Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Investments held by the Plan are stated at fair value. Fair value is measured based on an exit price, representing the amount that would be received upon selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a three-tiered fair value hierarchy is established, which prioritizes the inputs to valuation techniques used in measuring fair values as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted price in active markets, that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
See Note 2 for a description of the valuation techniques and inputs used for each general type of assets measured at fair value. There have been no changes in the techniques and inputs used to measure fair values at December 31, 2025. The Plan had no Level 2 or 3 assets or liabilities at December 31, 2025 and 2024.
Assets measured at fair value are as follows:

December 31, 2025	Quoted Prices (Level 1)	Total
Mutual funds	$894,039,462	$894,039,462
Self-directed brokerage accounts	39,101,912	39,101,912
Whirlpool Corporation common stock	174,390,816	174,390,816
	1,107,532,190	1,107,532,190
Common/collective trust funds measured at net asset value:*
Target retirement		2,337,561,863
Fixed income		187,936,390
Total common/collective trust funds		2,525,498,253
Total investments at fair value		$3,633,030,443

December 31, 2024	Quoted Prices (Level 1)	Total
Mutual funds	$1,015,878,839	$1,015,878,839
Self-directed brokerage accounts	38,773,473	38,773,473
Whirlpool Corporation common stock	187,585,224	187,585,224
	1,242,237,536	1,242,237,536
Common/collective trust funds measured at net asset value:*
Target retirement		1,952,592,938
Fixed income		212,912,410
Total common/collective trust funds		2,165,505,348
Total investments at fair value		$3,407,742,884
*The investments in common/collective trust funds are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
The Plan's policy is to recognize transfers between levels of the fair value hierarchy as of the date of the event of change in circumstances that caused the transfer. There were no significant transfers between levels of the fair value hierarchy during 2025 or 2024.